Revenue Recognition - Consolidated Statement Of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues	$ 3,967	$ 3,890	$ 3,990
Selling, general and administrative	1,388	1,412	1,480
(Gain) loss on license sales and exchanges, net	(18)	(22)	(19)
Total operating expenses	3,809	4,194	3,942
Operating income (loss)	158	(304)	48
Income (loss) before income taxes	215	(272)	82
Income tax expense (benefit)	51	(287)	33
Net income	164	15	49
Net income attributable to U.S. Cellular shareholders	$ 150	$ 12	$ 48
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.75	$ 0.14	$ 0.56
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.72	$ 0.14	$ 0.56
Service
Operating revenues
Total operating revenues	$ 2,978	$ 2,978	$ 3,081
Cost of equipment sold	758	732	760
Equipment sales
Operating revenues
Total operating revenues	989	912	909
Cost of equipment sold	1,031	$ 1,071	$ 1,081
Results under prior accounting standards
Operating revenues
Total operating revenues	3,980
Selling, general and administrative	1,393
(Gain) loss on license sales and exchanges, net	(17)
Total operating expenses	3,815
Operating income (loss)	166
Income (loss) before income taxes	223
Income tax expense (benefit)	53
Net income	170
Net income attributable to U.S. Cellular shareholders	$ 156
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.81
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.79
Results under prior accounting standards | Service
Operating revenues
Total operating revenues	$ 3,086
Results under prior accounting standards | Equipment sales
Operating revenues
Total operating revenues	894
Cost of equipment sold	1,030
Adjustment | ASU 2014-09
Operating revenues
Total operating revenues	(13)
Selling, general and administrative	(5)
(Gain) loss on license sales and exchanges, net	(1)
Total operating expenses	(6)
Operating income (loss)	(8)
Income (loss) before income taxes	(8)
Income tax expense (benefit)	(2)
Net income	(6)
Net income attributable to U.S. Cellular shareholders	$ (6)
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ (0.06)
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ (0.07)
Adjustment | ASU 2014-09 | Service
Operating revenues
Total operating revenues	$ (108)
Adjustment | ASU 2014-09 | Equipment sales
Operating revenues
Total operating revenues	95
Cost of equipment sold	$ 1